Other operating income - Summary of Other Operating Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Schedule Of Other Operating Income [Abstract]
Income from sale of emission reduction certificates	₨ 580	$ 6	₨ 1,045	₨ 2,626
Others	49	1	60	68
Total	₨ 629	$ 7	₨ 1,105	₨ 2,694